Segmental analysis (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Schedule of activities, revenue, operating profit and capital expenditure by operating segments
The following table describes the main activities for each reportable operating segment within continuing operations:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales.
UK Electricity Distribution	The electricity distribution networks of WPD in the East Midlands, West Midlands and South West of England and South Wales.
UK Electricity System Operator	The Great Britain system operator.
New England	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New England.
New York	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York.

	2022			2021¹			2020¹
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	2,035	(7)	2,028	1,974	(10)	1,964	1,986	(8)	1,978
UK Electricity Distribution	1,482	(14)	1,468	—	—	—	—	—	—
UK Electricity System Operator	3,455	(18)	3,437	2,018	—	2,018	1,716	—	1,716
New England	4,550	—	4,550	4,214	—	4,214	4,235	—	4,235
New York	5,561	—	5,561	4,605	—	4,605	4,601	—	4,601
NGV and Other	1,405	—	1,405	864	—	864	834	(4)	830
Total revenue from continuing operations	18,488	(39)	18,449	13,675	(10)	13,665	13,372	(12)	13,360

Split by geographical areas – continuing operations:
UK			7,803			4,368			4,102
US			10,646			9,297			9,258
Total revenue from continuing operations			18,449			13,665			13,360
1.    Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
2.    In connection with the disposal of St William Homes LLP in the year the Group released deferred income within NGV and Other of £189 million related to deferred profits from previous property sales (see note 5).
2. Segmental analysis continued
(b) Operating profit
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			Exceptional items and remeasurements			After exceptional items and remeasurements
	2022	2021¹	2020¹	2022	2021¹	2020¹	2022	2021¹	2020¹
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,067	1,094	1,109	(12)	(14)	(5)	1,055	1,080	1,104
UK Electricity Distribution	909	—	—	—	—	—	909	—	—
UK Electricity System Operator	7	(60)	211	(2)	7	1	5	(53)	212
New England	743	611	523	21	3	(53)	764	614	470
New York	780	665	835	315	30	(465)	1,095	695	370
NGV and Other	307	117	126	236	(52)	(3)	543	65	123
Total operating profit from continuing operations	3,813	2,427	2,804	558	(26)	(525)	4,371	2,401	2,279

Split by geographical area – continuing operations:
UK	2,234	1,113	1,422	224	(57)	(8)	2,458	1,056	1,414
US	1,579	1,314	1,382	334	31	(517)	1,913	1,345	865
Total operating profit from continuing operations	3,813	2,427	2,804	558	(26)	(525)	4,371	2,401	2,279
1.    Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.

	Before exceptional items and remeasurements			Exceptional items and remeasurements			After exceptional items and remeasurements
	2022	2021¹	2020¹	2022	2021¹	2020¹	2022	2021¹	2020¹
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	3,813	2,427	2,804	558	(26)	(525)	4,371	2,401	2,279
Share of post-tax results of joint ventures and associates	148	66	88	(56)	(8)	(1)	92	58	87
Finance income	65	35	70	(15)	23	(16)	50	58	54
Finance costs	(1,146)	(900)	(999)	74	47	(21)	(1,072)	(853)	(1,020)
Profit before tax from continuing operations	2,880	1,628	1,963	561	36	(563)	3,441	1,664	1,400
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation.
(c) Capital expenditure
Capital expenditure represents additions to property, plant and equipment and non-current intangibles but excludes additional investments in and loans to joint ventures and associates.

	Net book value of property, plant and equipment and other intangible assets			Capital expenditure			Depreciation, amortisation and impairment
	2022	2021¹	2020¹	2022	2021¹	2020¹	2022	2021¹	2020¹
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	14,678	14,000	13,463	1,195	984	951	(508)	(460)	(431)
UK Electricity Distribution	12,522	—	—	899	—	—	(158)	—	—
UK Electricity System Operator	404	379	336	108	88	92	(83)	(47)	(38)
New England	11,485	10,165	13,127	1,561	1,437	1,365	(364)	(389)	(373)
New York	18,676	16,467	16,920	1,960	1,738	1,822	(537)	(453)	(436)
NGV and Other	3,039	2,750	2,490	462	480	562	(180)	(136)	(157)
Total	60,804	43,761	46,336	6,185	4,727	4,792	(1,830)	(1,485)	(1,435)

Split by geographical area – continuing operations:
UK	30,131	16,627	15,706	2,546	1,504	1,560	(879)	(596)	(579)
US	30,673	27,134	30,630	3,639	3,223	3,232	(951)	(889)	(856)
Total	60,804	43,761	46,336	6,185	4,727	4,792	(1,830)	(1,485)	(1,435)

Asset type:
Property, plant and equipment	57,532	42,424	45,160	5,714	4,335	4,465	(1,544)	(1,317)	(1,286)
Non-current intangible assets	3,272	1,337	1,176	471	392	327	(286)	(168)	(149)
Total	60,804	43,761	46,336	6,185	4,727	4,792	(1,830)	(1,485)	(1,435)

1. Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.